Asset Retirement Obligation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Accretion expense	$ 0.1	$ 0.1
Asset retirement obligation	0.5
Discounted obligation payable period	50 years
Discount rate	6.80%
Undiscounted Cash Flow
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 1.2